1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Allison M Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

May 23, 2018

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	RiverNorth Opportunities Fund, Inc. (the “Fund”)

Registration Statement on Form N-2, File No. 811-22472

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of common shares of beneficial interest, $0.0001 par value, of the Fund (the “Shares”), subscription rights to purchase Shares and any follow-on offering in accordance with the Registration Statement (the “Offerings”). The approximate date of the proposed Offerings will be from time to time after the effective date of the Registration Statement.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a “limited review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on October 10, 2017, for the Fund’s rights offering, except for the inclusion of updated information with respect to the Fund and the Offerings generally.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai